Consolidated statement of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net profit for the year	S/ 1,800,179	S/ 383,549	S/ 1,450,115
Other comprehensive income that will not be reclassified to the consolidated statement of income in subsequent periods:
Revaluation of gains on equity instruments at fair value through other comprehensive income	146,161	8,176	116,672
Income Tax	(31)	(36)	219
Total unrealized gain that will not be reclassified to the consolidated statement of income	146,130	8,140	116,891
Other comprehensive income to be reclassified to the consolidated statement of income in subsequent periods:
Net movement of debt instruments at fair value through other comprehensive income	(2,282,111)	635,669	1,263,135
Income Tax	8,404	(2,643)	7,878
Other Comprehensive Income Net Of Tax Financial Assets Measured At Fair Value Through Other Comprehensive Income	(2,273,707)	633,026	1,271,013
Insurance premiums reserve	1,392,280	(332,536)	(1,001,073)
Net movement of cash flow hedges	97,943	(17,968)	(63,938)
Income Tax	(15,696)	3,559	13,052
Total	82,247	(14,409)	(50,886)
Translation of foreign operations	95,674	76,935	(14,507)
Total unrealized (loss) gain to be reclassified to the consolidated statement of income in subsequent periods	(703,506)	363,016	204,547
Other comprehensive income for the year	(557,376)	371,156	321,438
Total comprehensive income for the year, net of Income Tax	1,242,803	754,705	1,771,553
Attributable to:
IFS's shareholders	1,236,980	752,973	1,762,477
Non-controlling interest	5,823	1,732	9,076
Total comprehensive income for the year, net of Income Tax	S/ 1,242,803	S/ 754,705	S/ 1,771,553